Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum aggregate future obligations under noncancelable operating leases
Fiscal year	Operating Leases	Finance Leases
2022	$3,833	$1,940
2023	4,300	2,166
2024	4,257	1,757
2025	4,383	1,792
2026	4,514	1,828
Thereafter	11,744	1,863
Total	33,031	11,346
Less: Imputed Interest	(14,033)	(1,669)
Present value of net lease payments	$18,998	$9,677

Lease liability, current portion	$2,113	$2,287
Lease liability, net of current portion	16,885	7,390
Total lease liability	$18,998	$9,677

Year ended December 31,
2022	$2,384
2023	2,695
2024	2,775
2025	2,859
2026	2,944
Thereafter	991
$14,648

Schedule of minimum aggregate future minimum lease payments under capital leases
Year ended December 31,
2022	$2,574
2023	2,166
2024	1,757
2025	1,792
2026	1,840
Thereafter	1,864
$11,993

Years ended December 31,
2022	$2,574
2023	2,166
2024	1,757
2025	1,792
2026	1,840
Thereafter	1,864
$11,993